GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 9	-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 are as follows:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Balance as of January 1, 2024	33,940	5,460	39,400
Changes during 2024:
Translation differences	(9)	(66)	(75)
Balance as of December 31, 2024 (*)	33,931	5,394	39,325

Changes during 2025:
Translation differences	235	271	506
Balance as of December 31, 2025 (*)	34,166	5,665	39,831

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2025, and 2024 was US$ 29.89 million.

The Company performed annual assessments as of December 31, 2025, 2024 and 2023, and reached the conclusion that no impairment should be recorded at such dates.

For additional information regarding the impairment analysis, see Note 1N.